Summary of Significant Accounting Policies - Schedule of Revenue Recognized Multiple-Deliverable Arrangements (Details) (10-K) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	$ 231,231		$ 439,982		$ 940,459		$ 2,114,297		$ 3,099,608	$ 1,817,302
Real Estate Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	8,560				8,560		877,036		1,467,714
Hotel Rooms and Events [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	140,778		194,848		508,134		582,427		882,213	850,645
Restaurants [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	38,954		64,224		136,735		220,494		277,652	314,822
Winemaking [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	29,069		68,055		131,949		295,226		315,741	471,374
Golf, Tennis and Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	$ 13,870	[1]	$ 112,855	[1]	$ 155,081	[1]	$ 139,114	[1]	$ 156,288	$ 180,461

[1]	Includes $94,303, respectively, of agricultural revenues resulting from the sale of grapes during the nine months ended September 30, 2019.